Accounting policies and method of measurement (Tables)	12 Months Ended
Dec. 31, 2017
Accounting policies and method of measurement (Tables) [Abstract]
Financial assets and liabilities subject to ofsetting

The following table provides details of financial assets and liabilities subject to offsetting at December 31, 2017, 2016 and 2015:

Thousand of reais			2017
	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Assets:
Derivatives	17,262,888	-	17,262,888
Repurchase agreements	34,505,671	-	34,505,671

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	16,677,486	-	16,677,486
Repurchase agreements	97,421,579	-	97,421,579

Thousand of reais			2016
	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Assets:
Derivatives	24,702,973	-	24,702,973
Repurchase agreements	47,528,393	-	47,528,393

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	20,236,615	-	20,236,615
Repurchase agreements	129,817,727	-	129,817,727

Thousand of reais			2015
	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Assets:
Derivatives	26,250,362	-	26,250,362
Repurchase agreements	31,987,323	-	31,987,323

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	24,716,959	-	24,716,959
Repurchase agreements	115,003,783	-	115,003,783

Tangible asset depreciation charge

The tangible asset depreciation charge is recognized in the consolidated income statement and is calculated basically using the following depreciation rates (based on the average years of estimated useful life of the various assets):

Annual Rate

Buildings for own use	4%
Furniture	10%
Fixtures	10%
Office and IT equipment	20%
Leasehold improvements	10% or up to contractual maturity